Commitments and Contingencies (Details) - Schedule of aggregate noncancelable future minimum payments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of aggregate noncancelable future minimum payments [Abstract]
Remainder of 2022 as of March 31, 2022	$ 3,000
2023	7,000
2024	11,000
2025	14,000
2026	16,000
Thereafter	48,000
Total	$ 99,000